Business and Oil and Gas Property Acquisitions and Dispositions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
BUSINESS AND OIL AND GAS PROPERTY ACQUISITIONS AND DISPOSITIONS
4.	BUSINESS AND OIL AND GAS PROPERTY ACQUISITIONS AND DISPOSITIONS

Water Solutions

As described in Note 3 above, we sold Water Solutions pursuant to a purchase and sale agreement with American Water.

ArcLight Capital Partners, LLC

On March 31, 2015, we entered into a joint venture agreement with an affiliate of ArcLight Capital Partners, LLC (“ArcLight”) to jointly develop 32 specifically designated wells in our Butler County, Pennsylvania operated area. ArcLight will participate and fund 35.0% of the estimated well costs for the designated wells. We expect to receive consideration for the transaction of approximately $67.0 million, with $16.6 million received at closing for wells that had previously been completed or were at that time in the process of being drilled and completed. The remainder of the proceeds will be received as additional wells are drilled and completed. Upon the attainment of certain return on investment and internal rate of return thresholds, 50.0% of ArcLight’s 35.0% working interest will revert back to us, leaving ArcLight with a 17.5% working interest. As of March 31, 2016, ArcLight had paid approximately $52.2 million for their interest in wells that have been drilled or are in the process of being drilled. As of March 31, 2016, all wells to be developed with ArcLight had been drilled and completed with four wells remaining to be placed into service.

The ArcLight transaction constitutes a pooling of assets in a joint undertaking to develop these specific properties for which there is substantial uncertainty about the ability to recover the costs applicable to our interest in the properties. Under the terms of the agreement, we hold a substantial obligation for future performance, which may not be proportionally reimbursed by ArcLight. Due to the uncertainty that exists on the recoverability of costs associated with our retained interest, proceeds received from ArcLight are considered a recovery of costs and no gain or loss is recognized.

Benefit Street Partners, LLC

On March 1, 2016, we entered into a joint exploration and development agreement with an affiliate of Benefit Street Partners, LLC (“BSP”) to jointly develop 58 specifically designated wells in our Moraine East and Warrior North operated areas. BSP will participate and fund 15.0% of the estimated well costs for 16 designated wells in Butler County, Pennsylvania, 12 of which have already been drilled and completed and fund 65.0% of the estimated well costs for six designated wells in Warrior North, Ohio, three of which have already been drilled and completed. We expect total consideration for this transaction to be $175.0 million with $37.1 million committed at closing. As of March 31, 2016, BSP had paid approximately $19.5 million for their interest in wells that had previously been completed. The remainder of the proceeds will be received as additional wells are completed. BSP also has the option to participate in the development of 36 additional wells in 2016 and would fund 65.0% of the estimated well costs for the designated wells in return for a 65.0% working interest. In addition, BSP earns an assignment of 15%-20% working interest in acreage located within each of the units they participate. As of March 31, 2016, 15 of the initial 22 wells were in line and producing, three wells were drilled and awaiting completion and four wells were awaiting pipeline connection. In April 2016, BSP exercised their option to participate in four additional wells to be drilled and completed later in 2016.

The BSP transaction constitutes a pooling of assets in a joint undertaking to develop these specific properties for which there is substantial uncertainty about the ability to recover the costs applicable to our interest in the properties. Under the terms of the agreement, we hold a substantial obligation for future performance, which may not be proportionally reimbursed by BSP. Due to the uncertainty that exists on the recoverability of costs associated with our retained interest, proceeds received from BSP are considered a recovery of costs and no gain or loss is recognized.

3.	BUSINESS AND OIL AND GAS PROPERTY ACQUISITIONS AND DISPOSITIONS

Acquisitions

On September 9, 2014, we completed the acquisition of approximately 208,000 gross (207,000 net) acres prospective for the Marcellus, Upper Devonian/Burkett and Utica Shales from SWEPI, LP, an affiliate of Royal Dutch Shell, plc (“Shell”), for approximately $120.6 million in cash, after customary closing adjustments. Included in the acquisition were several producing wells and properties in various stages of development. The assets acquired are located in Armstrong, Beaver, Butler, Lawrence, Mercer and Venango counties in Pennsylvania and Columbiana and Mahoning counties in Ohio. The acquisition does not meet the definition of a business combination and, therefore, has been accounted for as an asset acquisition. The acquisition price was allocated as follows:

($ in Thousands)	December 31, 2014
Evaluated Oil and Gas Properties	$6,968
Unevaluated Oil and Gas Properties	88,351
Wells and Facilities in Progress	25,244

Purchase Price	$120,563

Dispositions

Water Solutions

In December 2014, our board of directors approved a formal plan to sell Water Solutions, of which we owned a 60% interest. In June 2015, we entered into a purchase and sale agreement with American Water Works Company, Inc. (“American Water”) pursuant to which American Water acquired Water Solutions for consideration of approximately $130.0 million, inclusive of cash and debt and subject to other customary adjustments. The sale closed in July 2015, and we received approximately $66.8 million in net proceeds, resulting in a gain of approximately $57.8 million. The transaction is recorded as Discontinued Operations.

ArcLight Capital Partners, LLC

On March 31, 2015, we entered into a joint venture agreement with an affiliate of ArcLight Capital Partners, LLC (“ArcLight”) to jointly develop 32 specifically designated wells in our Butler County, Pennsylvania operated area. ArcLight will participate and fund 35.0% of the estimated well costs for the designated wells. We expect to receive total consideration for the transaction of approximately $67.0 million, of which $16.6 million was received at closing for wells that had previously been completed or were at that time in the process of being drilled and completed. As of December 31, 2015, ArcLight had paid approximately $39.8 million for their interest in wells that have been drilled or are in the process of being drilled. The remainder of the proceeds will be received as additional wells are and completed and placed into service. Upon the attainment of certain return on investment and internal rate of return thresholds, 50.0% of ArcLight’s 35.0% working interest will revert back to us, leaving ArcLight with a 17.5% working interest.

The ArcLight transaction constitutes a pooling of assets in a joint undertaking to develop these specific properties for which there is substantial uncertainty about the ability to recover the costs applicable to our interest in the properties. Under the terms of the agreement, we hold a substantial obligation for future performance, which may not be proportionally reimbursed by ArcLight. Due to the uncertainty that exists on the recoverability of costs associated with our retained interest, proceeds received from ArcLight are considered a recovery of costs and no gain or loss is recognized. Due to the fixed payment per well structure of the transaction, payments by ArcLight are treated as gains or losses, as appropriate, on a well-by-well basis for tax purposes.

Keystone Midstream Services, LLC

On May 29, 2012, we closed the sale of our ownership in Keystone Midstream Services, LLC (“Keystone Midstream”), which we had accounted for as an equity method investment. The base consideration for the sale was $483.2 million after adjustments for closing cash, working capital and outstanding debt. Our net proceeds at closing totaled $121.4 million, net of $3.3 million for our share of transactional costs which we recorded as Gain (Loss) on Equity Method Investments on our Consolidated Statement of Operations. During the third quarter of 2012, we recorded $0.5 million of post-closing settlement charges, effectively decreasing our net proceeds to approximately $120.9 million. We have used the proceeds to pay down amounts outstanding under our Senior Credit Facility and for working capital. The amount received at closing excluded approximately $14.3 million held in escrow to be paid out over the course of the 12 months following closing. During 2012, we received approximately $7.2 million of the outstanding escrow amount and during 2013 we received final distributions from the escrow of approximately $6.9 million, with the remaining amounts funding claims made by the purchaser. Also included in the proceeds at closing was approximately $3.8 million funded by other sellers in the transaction as consideration for our entry into an amendment to one of our gas gathering, compression and processing agreements. This consideration is recorded as Other Deposits and Liabilities on our Consolidated Balance Sheet and will be recognized in earnings over the term of the gas gathering, compression and processing agreement. We recognized a gain on the sale of our investment of Keystone Midstream, including the post-closing adjustment of $0.5 million and the receipt of the escrow funds of $7.2 million, of $99.4 million, in 2012 and a gain of approximately $6.9 million in 2013, all of which were recorded as Other Income (Expense) in our Consolidated Statement of Operations. See Note 5, Equity Method Investments, to our Consolidated Financial Statements for additional information on Keystone Midstream.